Significant Accounting Policies and Significant Judgements (Details 2)	Nov. 02, 2020 USD ($)
Operating lease commitments at October 31, 2019	$ 322,100
Discounted using incremental borrowing rate	(45,669)
Lease liabilities for purchased assets	142,205
Lease obligations - November 1, 2019	$ 418,636